Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 25 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 25 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its total assets in tax-managed portfolios sponsored by the Eaton Vance organization (“Tax-Managed Portfolios”) that primarily invest in common stocks of U.S. companies.  The Fund may invest up to 25% of its total assets in Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Tax-Managed Portfolios that primarily invest in foreign securities.  The Fund may also invest directly in preferred stocks and other hybrid securities of U.S. and foreign issuers of any rating category, or unrated, as well as exchange-traded funds (“ETFs”) and other pooled investment vehicles as described below.

Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”), including up to 20% of its net assets in preferred stocks. The Fund may also invest directly in other hybrid securities (which have characteristics of equity and debt securities) and in ETFs and other pooled investment vehicles that invest in preferred stocks and similar instruments (“Preferred Funds”).   Preferred stocks and other hybrid securities may be issued predominantly by companies in the utilities and financial services sectors.  The Fund will at all times allocate its assets among at least three different Tax-Managed Portfolios and normally intends to invest in the five Tax-Managed Portfolios described below.

Tax-Managed Growth Portfolio.  Tax-Managed Growth Portfolio's investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.  The Portfolio invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects.  Although it invests primarily in U.S. companies, the Portfolio may invest up to 25% of its assets in foreign securities.

Tax-Managed International Equity Portfolio.  Tax-Managed International Equity Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities.  The Portfolio invests primarily in common stocks of companies domiciled in countries represented in the MSCI Europe, Australasia, Far East (“MSCI EAFE”) Index.  The MSCI EAFE Index is an unmanaged index of approximately 900 companies located in twenty-one countries.  The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Tax-Managed Multi-Cap Growth Portfolio.  Tax-Managed Multi-Cap Growth Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities.  The Portfolio invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects.  Although it invests primarily in U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Small-Cap Portfolio.  Tax-Managed Small-Cap Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders.  The Portfolio invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls:  (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index; or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The Portfolio normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies.  Although it invests primarily in U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Value Portfolio.  Tax-Managed Value Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders.  The Portfolio invests in a diversified portfolio of value stocks.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market.  Although it invests primarily in common stocks of U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Eaton Vance has broad discretion to allocate and reallocate the Fund's assets among the Tax-Managed Portfolios and other investments consistent with the Fund's investment objective and policies.  In allocating the Fund's assets, the portfolio managers seek to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. In addition, the buy and sell decisions for preferred stocks and other hybrid securities are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.  To the extent possible, adjustments in allocations among market sectors will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted allocations and by withdrawing cash from overweighted allocations to reinvest in underweighted allocations. There can be no assurance that there will always be sufficient Fund cash inflows or available cash to alter the Fund's asset allocation without tax consequences to shareholders.  Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to the Fund and each Portfolio.  In making allocation decisions, the portfolio managers must make determinations on the basis of the best interests of the Fund and its shareholders.  Additional information about the Portfolios can be found in each Portfolio's Feeder Fund Summary Prospectus or in the Fund's Prospectus under “Further Information about the Portfolios.”

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
The Fund normally invests at least 65% of its total assets in tax-managed portfolios sponsored by the Eaton Vance organization (“Tax-Managed Portfolios”) that primarily invest in common stocks of U.S. companies.  The Fund may invest up to 25% of its total assets in Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Tax-Managed Portfolios that primarily invest in foreign securities.  The Fund may also invest directly in preferred stocks and other hybrid securities of U.S. and foreign issuers of any rating category, or unrated, as well as exchange-traded funds (“ETFs”) and other pooled investment vehicles as described below.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund's shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks and other hybrid securities may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall.

Tax-Managed Investing Risk.  Market conditions may limit the Fund's ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund's tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.  Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Sector Risk.  Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect the utilities and financial services sectors and may fluctuate more than that of a more broadly diversified fund.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund's investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2014, the highest quarterly total return for Class A was 17.05% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.76% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2014, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.76%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod
Class I performance shown above for the period prior to September 11, 2015 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  Class I performance shown above for the period prior to September 11, 2015 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Equity Asset Allocation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	15.62%
Ten Years	rr_AverageAnnualReturnYear10	7.94%
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Advisory Fee Reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 703
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	2,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	703
3 Years	rr_ExpenseExampleNoRedemptionYear03	972
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,084
Annual Return 2005	rr_AnnualReturn2005	7.83%
Annual Return 2006	rr_AnnualReturn2006	18.12%
Annual Return 2007	rr_AnnualReturn2007	14.11%
Annual Return 2008	rr_AnnualReturn2008	(37.97%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Annual Return 2011	rr_AnnualReturn2011	(3.25%)
Annual Return 2012	rr_AnnualReturn2012	14.10%
Annual Return 2013	rr_AnnualReturn2013	30.37%
Annual Return 2014	rr_AnnualReturn2014	7.05%
One Year	rr_AverageAnnualReturnYear01	0.89%
Five Years	rr_AverageAnnualReturnYear05	10.25%
Ten Years	rr_AverageAnnualReturnYear10	6.35%
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.43%)
Five Years	rr_AverageAnnualReturnYear05	9.52%
Ten Years	rr_AverageAnnualReturnYear10	5.80%
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.61%
Five Years	rr_AverageAnnualReturnYear05	8.17%
Ten Years	rr_AverageAnnualReturnYear10	5.17%
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Advisory Fee Reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	$ 711
3 Years	rr_ExpenseExampleYear03	1,052
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	2,219
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,219
One Year	rr_AverageAnnualReturnYear01	1.21%
Five Years	rr_AverageAnnualReturnYear05	10.45%
Ten Years	rr_AverageAnnualReturnYear10	6.17%
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Advisory Fee Reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	$ 311
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,410
One Year	rr_AverageAnnualReturnYear01	5.21%
Five Years	rr_AverageAnnualReturnYear05	10.73%
Ten Years	rr_AverageAnnualReturnYear10	6.18%
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Advisory Fee Reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,317
One Year	rr_AverageAnnualReturnYear01	0.89%
Five Years	rr_AverageAnnualReturnYear05	10.25%
Ten Years	rr_AverageAnnualReturnYear10	6.35%

[1]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.
[2]	Pursuant to the Fund's investment advisory agreement, the Fund's investment advisory fee is reduced by the Fund's allocable portion of the advisory fees of the Portfolios in which it invests.